Income Taxes - Major Components of Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Tax expense for current year	€ 1,653	€ 1,818	€ 1,665
Taxes for prior years	243	(40)	87
Total current tax expense	1,896	1,778	1,752
Origination and reversal of temporary differences	47	(710)	(501)
Unused tax losses, research and development tax credits, and foreign tax credits	(5)	158	260
Total deferred tax expense/income	42	(552)	(241)
Total income tax expense	€ 1,938	€ 1,226	€ 1,511